Average Annual Total Returns	0 Months Ended
	Oct. 01, 2012
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class
Average Annual Return:
1 Year	(0.61%)
5 Years	(1.88%)
10 Years	4.08%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.87%)
5 Years	(2.26%)
10 Years	3.38%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.12%)
5 Years	(1.63%)
10 Years	3.31%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.02%)
5 Years	(0.70%)
10 Years	3.72%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class
Average Annual Return:
1 Year	(2.59%)
5 Years	(1.53%)
10 Years	2.34%
Inception Date of Share Class	Nov. 11, 1994
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.62%)
5 Years	(2.68%)
10 Years	1.15%
Inception Date of Share Class	Nov. 11, 1994
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.33%)
5 Years	(1.44%)
10 Years	1.82%
Inception Date of Share Class	Nov. 11, 1994
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class
Average Annual Return:
1 Year	(5.08%)
5 Years	(0.26%)
10 Years	5.74%
Inception Date of Share Class	Dec. 31, 1997
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.11%)
5 Years	(0.84%)
10 Years	4.84%
Inception Date of Share Class	Dec. 31, 1997
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Diversified Small Cap Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.27%)
5 Years	(0.41%)
10 Years	4.75%
Inception Date of Share Class	Dec. 31, 1997
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years
Since Inception	1.74%	[1]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Average Annual Return:
1 Year	5.16%
5 Years
Since Inception	3.99%	[1]
Inception Date of Share Class	Jan. 31, 2007
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.16%
5 Years
Since Inception	3.93%	[1]
Inception Date of Share Class	Jan. 31, 2007
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.36%
5 Years
Since Inception	3.39%	[1]
Inception Date of Share Class	Jan. 31, 2007
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	5.05%	[2]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class
Average Annual Return:
1 Year	(7.97%)
5 Years	(3.05%)
Since Inception	4.29%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(8.04%)
5 Years	(3.55%)
Since Inception	3.88%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Equity Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.09%)
5 Years	(2.70%)
Since Inception	3.63%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class
Average Annual Return:
1 Year	1.90%
5 Years	(0.49%)
10 Years	2.63%
Inception Date of Share Class	Feb. 14, 1985
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.99%
5 Years	(1.62%)
10 Years	1.86%
Inception Date of Share Class	Feb. 14, 1985
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Index Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.29%
5 Years	(0.56%)
10 Years	2.11%
Inception Date of Share Class	Feb. 14, 1985
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
Since Inception	4.89%	[3]
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class
Average Annual Return:
1 Year	(12.43%)
5 Years	(6.58%)
Since Inception	4.10%	[3]
Inception Date of Share Class	Apr. 08, 2005
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(13.55%)
5 Years	(7.23%)
Since Inception	3.45%	[3]
Inception Date of Share Class	Apr. 08, 2005
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage International Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.11%)
5 Years	(5.60%)
Since Inception	3.35%	[3]
Inception Date of Share Class	Apr. 08, 2005
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class
Average Annual Return:
1 Year	(3.27%)
5 Years	1.91%
10 Years	4.18%
Inception Date of Share Class	Nov. 11, 1994
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.27%)
5 Years	1.14%
10 Years	3.24%
Inception Date of Share Class	Nov. 11, 1994
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.13%)
5 Years	1.32%
10 Years	3.26%
Inception Date of Share Class	Nov. 11, 1994
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class
Average Annual Return:
1 Year	(4.09%)
5 Years	(1.60%)
10 Years	6.65%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.25%)
5 Years	(2.08%)
10 Years	5.81%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Administrator) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.46%)
5 Years	(1.46%)
10 Years	5.58%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class
Average Annual Return:
1 Year	(0.45%)
5 Years	(1.60%)
10 Years	4.31%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.76%)
5 Years	(2.03%)
10 Years	3.57%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.04%
5 Years	(1.40%)
10 Years	3.49%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years
Since Inception	1.74%	[1]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Average Annual Return:
1 Year	5.47%
5 Years
Since Inception	4.20%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.47%
5 Years
Since Inception	4.14%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.56%
5 Years
Since Inception	3.58%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	5.05%	[2]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class
Average Annual Return:
1 Year	(7.76%)
5 Years	(2.84%)
Since Inception	4.43%	[2]
Inception Date of Share Class	Aug. 31, 2006
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(7.85%)
5 Years	(3.38%)
Since Inception	4.00%	[2]
Inception Date of Share Class	Aug. 31, 2006
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Equity Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.92%)
5 Years	(2.54%)
Since Inception	3.75%	[2]
Inception Date of Share Class	Aug. 31, 2006
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
Since Inception	4.89%	[3]
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class
Average Annual Return:
1 Year	(12.20%)
5 Years	(6.38%)
Since Inception	4.24%	[3]
Inception Date of Share Class	Aug. 31, 2006
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(13.39%)
5 Years	(7.07%)
Since Inception	3.56%	[3]
Inception Date of Share Class	Aug. 31, 2006
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage International Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.96%)
5 Years	(5.46%)
Since Inception	3.47%	[3]
Inception Date of Share Class	Aug. 31, 2006
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class
Average Annual Return:
1 Year	(2.99%)
5 Years	2.08%
10 Years	4.27%
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.99%)
5 Years	1.32%
10 Years	3.33%
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.95%)
5 Years	1.46%
10 Years	3.34%
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class
Average Annual Return:
1 Year	(3.86%)
5 Years	(1.54%)
10 Years	6.69%
Inception Date of Share Class	Jul. 30, 2010
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.04%)
5 Years	(2.02%)
10 Years	5.84%
Inception Date of Share Class	Jul. 30, 2010
(WFA Equity Gateway Funds - Institutional) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.28%)
5 Years	(1.41%)
10 Years	5.61%
Inception Date of Share Class	Jul. 30, 2010
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class
Average Annual Return:
1 Year	(0.89%)
5 Years	(2.09%)
10 Years	3.91%
Inception Date of Share Class	May 15, 1990
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.11%)
5 Years	(2.43%)
10 Years	3.24%
Inception Date of Share Class	May 15, 1990
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.35%)
5 Years	(1.80%)
10 Years	3.16%
Inception Date of Share Class	May 15, 1990
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years
Since Inception	1.74%	[1]
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Average Annual Return:
1 Year	4.95%
5 Years
Since Inception	3.74%	[1]
Inception Date of Share Class	Jan. 31, 2007
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.95%
5 Years
Since Inception	3.68%	[1]
Inception Date of Share Class	Jan. 31, 2007
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.22%
5 Years
Since Inception	3.18%	[1]
Inception Date of Share Class	Jan. 31, 2007
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class
Average Annual Return:
1 Year	1.69%
5 Years	(0.72%)
10 Years	2.41%
Inception Date of Share Class	Jul. 16, 2010
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.81%
5 Years	(1.84%)
10 Years	1.64%
Inception Date of Share Class	Jul. 16, 2010
(WFA Equity Gateway Funds - Investor) | (Wells Fargo Advantage Index Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.12%
5 Years	(0.76%)
10 Years	1.91%
Inception Date of Share Class	Jul. 16, 2010
(WFA Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	5.05%	[2]
(WFA Equity Gateway Funds - Class R) | (Wells Fargo Advantage Equity Value Fund) | Class R
Average Annual Return:
1 Year	(8.10%)
5 Years	(3.08%)
Since Inception	4.27%	[2]
Inception Date of Share Class	Aug. 26, 2011
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A
Average Annual Return:
1 Year	(6.58%)
5 Years	(3.21%)
10 Years	3.31%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(6.80%)
5 Years	(3.56%)
10 Years	2.64%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.05%)
5 Years	(2.74%)
10 Years	2.63%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class B
Average Annual Return:
1 Year	(6.56%)
5 Years	(3.23%)
10 Years	3.39%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class C
Average Annual Return:
1 Year	(2.53%)
5 Years	(2.77%)
10 Years	3.17%
Inception Date of Share Class	Jul. 26, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Diversified Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.02%)
5 Years	(0.70%)
10 Years	3.72%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A
Average Annual Return:
1 Year	(8.37%)
5 Years	(2.93%)
10 Years	1.48%
Inception Date of Share Class	May 02, 1996
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(9.30%)
5 Years	(4.03%)
10 Years	0.35%
Inception Date of Share Class	May 02, 1996
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.23%)
5 Years	(2.60%)
10 Years	1.10%
Inception Date of Share Class	May 02, 1996
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class B
Average Annual Return:
1 Year	(8.54%)
5 Years	(2.96%)
10 Years	1.55%
Inception Date of Share Class	May 06, 1996
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Diversified Equity Fund) | Class C
Average Annual Return:
1 Year	(4.55%)
5 Years	(2.51%)
10 Years	1.31%
Inception Date of Share Class	Oct. 01, 1998
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years
Since Inception	1.74%	[1]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A
Average Annual Return:
1 Year	(1.02%)
5 Years
Since Inception	2.51%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(1.02%)
5 Years
Since Inception	2.44%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.66%)
5 Years
Since Inception	2.11%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Emerging Growth Fund) | Class C
Average Annual Return:
1 Year	3.23%
5 Years
Since Inception	2.98%	[1]
Inception Date of Share Class	Mar. 31, 2008
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	5.05%	[2]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A
Average Annual Return:
1 Year	(13.45%)
5 Years	(4.46%)
Since Inception	3.26%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(13.51%)
5 Years	(4.93%)
Since Inception	2.87%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(8.67%)
5 Years	(3.86%)
Since Inception	2.73%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class B
Average Annual Return:
1 Year	(13.77%)
5 Years	(4.49%)
Since Inception	3.36%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Equity Value Fund) | Class C
Average Annual Return:
1 Year	(9.88%)
5 Years	(4.05%)
Since Inception	3.23%	[2]
Inception Date of Share Class	Aug. 29, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A
Average Annual Return:
1 Year	(4.24%)
5 Years	(1.92%)
10 Years	1.76%
Inception Date of Share Class	Nov. 04, 1998
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.05%)
5 Years	(2.99%)
10 Years	1.05%
Inception Date of Share Class	Nov. 04, 1998
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.81%)
5 Years	(1.76%)
10 Years	1.37%
Inception Date of Share Class	Nov. 04, 1998
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class B
Average Annual Return:
1 Year	(4.01%)
5 Years	(1.79%)
10 Years	1.83%
Inception Date of Share Class	Nov. 03, 1998
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Index Fund) | Class C
Average Annual Return:
1 Year	(0.16%)
5 Years	(1.50%)
10 Years	1.60%
Inception Date of Share Class	Apr. 30, 1999
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | MSCI EAFE Value Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
Since Inception	4.89%	[3]
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A
Average Annual Return:
1 Year	(17.62%)
5 Years	(7.88%)
Since Inception	3.17%	[3]
Inception Date of Share Class	Oct. 31, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(18.58%)
5 Years	(8.46%)
Since Inception	2.58%	[3]
Inception Date of Share Class	Oct. 31, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(11.47%)
5 Years	(6.64%)
Since Inception	2.55%	[3]
Inception Date of Share Class	Oct. 31, 2003
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class B
Average Annual Return:
1 Year	(18.25%)
5 Years	(8.04%)
Since Inception	3.23%	[3]
Inception Date of Share Class	Apr. 08, 2005
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage International Value Fund) | Class C
Average Annual Return:
1 Year	(14.28%)
5 Years	(7.50%)
Since Inception	3.12%	[3]
Inception Date of Share Class	Apr. 08, 2005
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A
Average Annual Return:
1 Year	(9.05%)
5 Years	0.43%
10 Years	3.30%
Inception Date of Share Class	Jan. 30, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(9.05%)
5 Years	(0.33%)
10 Years	2.36%
Inception Date of Share Class	Jan. 30, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(5.88%)
5 Years	0.06%
10 Years	2.49%
Inception Date of Share Class	Jan. 30, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class B
Average Annual Return:
1 Year	(9.22%)
5 Years	0.49%
10 Years	3.37%
Inception Date of Share Class	Jan. 30, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Growth Fund) | Class C
Average Annual Return:
1 Year	(5.22%)
5 Years	0.89%
10 Years	3.22%
Inception Date of Share Class	Jan. 30, 2004
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
10 Years	6.40%
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A
Average Annual Return:
1 Year	(9.80%)
5 Years	(3.04%)
10 Years	5.76%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(9.93%)
5 Years	(3.48%)
10 Years	4.94%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.22%)
5 Years	(2.65%)
10 Years	4.79%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class B
Average Annual Return:
1 Year	(10.00%)
5 Years	(3.04%)
10 Years	5.82%
Inception Date of Share Class	Jan. 31, 2002
(WFA Equity Gateway Funds - Retail) | (Wells Fargo Advantage Small Company Value Fund) | Class C
Average Annual Return:
1 Year	(6.03%)
5 Years	(2.58%)
10 Years	5.60%
Inception Date of Share Class	Aug. 30, 2002

[1]	Performance Since 1/31/2007
[2]	Performance Since 8/29/2003
[3]	Performance Since 10/31/2003